Commitments and Contingencies - Legal Proceedings (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) case
FiberCel Litigation Product Lability [Member]
Legal Proceedings
Number of lawsuits filed	58
Number of plaintiffs	60
Number of claims not resulted lawsuit yet	47
Number of cases settled | case	26
Total amount of settlements	$ 7.3
Number of lawsuit settlement agreements executed | case	20
Cases pending finalization of the related settlement agreements | case	6
Number of case settled and paid | case	11
Legal settlement cash outlay	$ 3.6
Number of cases settlement not reached | case	81
Estimated a probable loss recorded	$ 13.7
Total estimated liability	17.4
Loss contingency receivable	13.8
Additional loss contingency receivable not reflected as receivable	$ 3.8
INDIANA | FiberCel Litigation Product Lability, Negligence, Breach of Express and Implied warranties, and Punitive Damages [Member]
Legal Proceedings
Number of lawsuits filed	1
DELAWARE | FiberCel Loss of Consortium [Member]
Legal Proceedings
Number of lawsuits filed	2
FLORIDA | FiberCel Strict Liability Claims for Defective Design, Defective Manufacture, and Failure to Warn [Member]
Legal Proceedings
Number of lawsuits filed	3